SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Borrowings and other credit facilities (Details) - Dec. 31, 2025 Rp in Millions, $ in Millions	IDR (Rp)	USD ($)
Borrowings and other credit facilities
Total facility	Rp 1,500,000
Facility utilized	214,000
Telkomsel
Borrowings and other credit facilities
Total facility	3,100,000
Facility utilized	2,041,000
TELIN
Borrowings and other credit facilities
Total loans and other borrowings	0
BRI
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	5,000
BRI | Telkomsel
Borrowings and other credit facilities
Total facility	1,000,000
Facility utilized	621,000
BRI | TELIN
Borrowings and other credit facilities
Total facility | $		$ 5
Total loans and other borrowings	83,000
BNI
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	73,000
BNI | Telkomsel
Borrowings and other credit facilities
Total facility	2,100,000
Facility utilized	1,420,000
Bank Mandiri
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	136,000
Bank Mandiri | TELIN
Borrowings and other credit facilities
Total facility	Rp 417,000	$ 25